Related Party Transactions (Details) (USD $)	2 Months Ended
	Sep. 30, 2012	Sep. 30, 2010
SQN AIF IV, L.P. [Member]
Related Party Transactions (Textual)
Capital contributions	$ 600
Investment in SQN AIF IV, L.P.
Additional advanced to Managed Fund
Minimum capital contributions required for reimbursable of organization and offering costs	1,200,000
SQN AIF IV GP, LLC [Member]
Related Party Transactions (Textual)
Percentage represents the general partner's interest in income, losses and distributions	1.00%
Percentage represents the promotional interest of the general partner of all distributable cash available for distribution after an eight percent annual cumulative return to investors	20.00%
Description of return to Limited Partners	Managed Fund has provided a return to its limited partners of their respective capital contributions plus an 8% per annum, cumulative return, compounded annually on their capital contributions.
Capital contributions	1,001,100
Investment in SQN AIF IV, L.P.	100	100
Additional advanced to Managed Fund	$ 1,000